Principal activities and organization (Details)	Dec. 31, 2025
Jingdong Century
Organization
Equity interest held (as a percent)	100.00%
Jiangsu Jingdong Information Technology Co., Ltd.
Organization
Equity interest held (as a percent)	100.00%
Shanghai Shengdayuan Information Technology Co., Ltd.
Organization
Equity interest held (as a percent)	100.00%
JD Logistics Holding Limited
Organization
Equity interest held (as a percent)	63.00%
Jingdong Technology Group Corporation
Organization
Equity interest held (as a percent)	100.00%
JINGDONG Property, Inc
Organization
Equity interest held (as a percent)	75.00%
JD Logistics, Inc. (formerly known as Jingdong Express Group Corporation) ("JD Logistics")
Organization
Equity interest held (as a percent)	63.00%
Jingdong E-Commerce (Trade) Hong Kong Co., Ltd
Organization
Equity interest held (as a percent)	100.00%
JD.com International Limited
Organization
Equity interest held (as a percent)	100.00%
Beijing Jingdong Shangke Information Technology Co., Ltd.
Organization
Equity interest held (as a percent)	100.00%
Chongqing Jingdong Haijia E-commerce Co., Ltd. ("Chongqing Haijia")
Organization
Equity interest held (as a percent)	100.00%
JD.com Investment Limited
Organization
Equity interest held (as a percent)	100.00%
JD Asia Development Limited
Organization
Equity interest held (as a percent)	75.00%
Suqian Hanbang Investment Management Co., Ltd.
Organization
Equity interest held (as a percent)	100.00%
Jiangsu Xinchuan Hailian Supply Chain Management Co., Ltd.
Organization
Equity interest held (as a percent)	63.00%
JD Assets Holding Limited
Organization
Equity interest held (as a percent)	100.00%
JD Property Holding Limited
Organization
Equity interest held (as a percent)	100.00%
Beijing Wodong Tianjun Information Technology Co., Ltd. ("Beijing Wodong Tianjun")
Organization
Equity interest held (as a percent)	100.00%
JD Health International Inc.
Organization
Equity interest held (as a percent)	67.00%
JD Jiankang Limited
Organization
Equity interest held (as a percent)	100.00%
JD Industrial Technology Limited
Organization
Equity interest held (as a percent)	100.00%
JINGDONG Industrials, Inc
Organization
Equity interest held (as a percent)	71.00%
Jingdong Logistics Supply Chain Co., Ltd.
Organization
Equity interest held (as a percent)	63.00%
Jiangsu Huiji Space Technology Co., Ltd. ("Jiangsu Huiji")
Organization
Equity interest held (as a percent)	100.00%
JD Sunflower Investment Limited("JD Sunflower")
Organization
Equity interest held (as a percent)	100.00%